                               [NATIONWIDE LOGO]


                                 NATIONWIDE(R)
                              VA SEPARATE ACCOUNT-C

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31,2001

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

FHL-474-12/01

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                               [NATIONWIDE LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2001 annual report of the Nationwide VA Separate Account-C.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.


                              /s/ Joseph J. Gasper

                         Joseph J. Gasper, President
                             February 20, 2002

                                     3

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                                        4

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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-C. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-860-3946 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 15. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund subaccount during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 12, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-C
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2001

ASSETS:
  Investments at fair value:
     Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
       4,739,592 shares (cost $109,339,758) ..............................   $   107,825,725

     Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
       1,127,679 shares (cost $22,945,765) ...............................        15,652,188

     Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
       28,193,664 shares (cost $28,193,664) ..............................        28,193,664

     Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
       6,552,844 shares (cost $96,279,001) ...............................        64,807,627

     One Group(R) IT Balanced Portfolio (OGBal)
       12,863,714 shares (cost $191,315,451) .............................       186,266,583

     One Group(R) IT Bond Portfolio (OGBond)
       6,068,212 shares (cost $63,540,846) ...............................        65,536,692

     One Group(R) IT Diversified Equity Portfolio (OGDivEq)
       4,504,903 shares (cost $75,007,063) ...............................        67,078,003

     One Group(R) IT Diversified Mid Cap Portfolio (OGDivMidCap)
       2,174,354 shares (cost $34,296,729) ...............................        31,506,384

     One Group(R) IT Equity Index Portfolio (OGEqIx)
       9,786,989 shares (cost $114,001,802) ..............................        97,086,929

     One Group(R) IT Government Bond Portfolio (OGGvtBd)
       12,256,673 shares (cost $128,340,545) .............................       130,165,868

     One Group(R) IT Large Cap Growth Portfolio (OGLgCapGr)
       15,604,757 shares (cost $312,139,088) .............................       214,253,307

     One Group(R) IT Mid Cap Growth Portfolio (OGMidCapGr)
       11,513,284 shares (cost $196,927,817) .............................       177,880,242

     One Group(R) IT Mid Cap Value Portfolio (OGMidCapV)
       3,754,519 shares (cost $43,514,739) ...............................        47,607,297
                                                                             ---------------
          Total investments ..............................................     1,233,860,509

  Accounts receivable ....................................................            -
                                                                             ---------------
          Total assets ...................................................     1,233,860,509

ACCOUNTS PAYABLE .........................................................            48,080
                                                                             ---------------
CONTRACT OWNERS' EQUITY (NOTE 4) .........................................    $1,233,812,429
                                                                             ===============


See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

                                                         TOTAL           FidVIPEI         FidVIPOv         NSATMyMkt
                                                    -------------      -----------       ----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  21,296,939        2,086,220        1,043,179          840,951
  Mortality and expense risk charges
    (note 2) ....................................     (16,017,280)      (1,529,795)        (243,050)        (328,283)
                                                    -------------      -----------       ----------      -----------
    Net investment income .......................       5,279,659          556,425          800,129          512,668
                                                    -------------      -----------       ----------      -----------

  Proceeds from mutual funds shares sold ........     102,418,224       15,495,236        2,691,159       16,574,163
  Cost of mutual fund shares sold ...............     (95,580,044)     (13,274,659)      (3,174,404)     (16,574,163)
                                                    -------------      -----------       ----------      -----------
    Realized gain (loss) on investments .........       6,838,180        2,220,577         (483,245)               -
  Change in unrealized gain (loss)
    on investments ..............................    (216,937,294)     (16,616,891)      (6,809,383)               -
                                                    -------------      -----------       ----------      -----------
    Net gain (loss) on investments ..............    (210,099,114)     (14,396,314)      (7,292,628)               -
                                                    -------------      -----------       ----------      -----------
  Reinvested capital gains ......................      77,619,273        5,861,284        1,648,896                -
                                                    -------------      -----------       ----------      -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(127,200,182)      (7,978,605)      (4,843,603)         512,668
                                                    =============      ===========       ==========      ===========


                                                      NSATTotRe          OGBal            OGBond           OGDivEq
                                                    -------------      -----------       ----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         544,697        4,940,320        3,669,124          277,369
  Mortality and expense risk charges
    (note 2) ....................................        (940,084)      (2,533,955)        (721,259)        (724,334)
                                                    -------------      -----------       ----------      -----------
    Net investment income .......................        (395,387)       2,406,365        2,947,865         (446,965)
                                                    -------------      -----------       ----------      -----------

  Proceeds from mutual funds shares sold ........      10,439,477       15,300,163        3,264,230        1,134,619
  Cost of mutual fund shares sold ...............     (13,570,067)     (12,597,920)      (3,035,756)      (1,413,546)
                                                    -------------      -----------       ----------      -----------
    Realized gain (loss) on investments .........      (3,130,590)       2,702,243          228,474         (278,927)
  Change in unrealized gain (loss)
    on investments ..............................      (9,391,881)     (16,016,524)         630,616       (5,560,258)
                                                    -------------      -----------       ----------      -----------
    Net gain (loss) on investments ..............     (12,522,471)     (13,314,281)         859,090       (5,839,185)
                                                    -------------      -----------       ----------      -----------
  Reinvested capital gains ......................       1,935,292          747,188                -                -
                                                    -------------      -----------       ----------      -----------
    Net increase (decrease) in contract owners'
        equity resulting from operations ........     (10,982,566)     (10,160,728)       3,806,955       (6,286,150)
                                                    =============      ===========       ==========      ===========


                                                    OGDivMidCap      OGEqIx          OGGvtBd
                                                    -----------    -----------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    67,421        824,256      6,725,824
  Mortality and expense risk charges
    (note 2) ....................................      (349,773)    (1,208,180)    (1,515,835)
                                                    -----------    -----------      ---------
    Net investment income .......................      (282,352)      (383,924)     5,209,989
                                                    -----------    -----------      ---------

  Proceeds from mutual funds shares sold ........       981,565      3,283,330      4,919,883
  Cost of mutual fund shares sold ...............    (1,030,791)    (3,381,239)    (4,640,525)
                                                    -----------    -----------      ---------
    Realized gain (loss) on investments .........       (49,226)       (97,909)       279,358
  Change in unrealized gain (loss)
    on investments ..............................    (4,244,376)   (12,775,697)       461,833
                                                    -----------    -----------      ---------
    Net gain (loss) on investments ..............    (4,293,602)   (12,873,606)       741,191
                                                    -----------    -----------      ---------
  Reinvested capital gains ......................     3,450,503              -              -
                                                    -----------    -----------      ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(1,125,451)   (13,257,530)     5,951,180
                                                    ===========    ===========      =========


                                                     OGLgCapGr     OGMidCapGr       OGMidCapV
                                                    -----------    -----------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             -              -        277,578
  Mortality and expense risk charges
    (note 2) ....................................    (3,103,726)    (2,282,219)      (536,787)
                                                    -----------    -----------      ---------
    Net investment income .......................    (3,103,726)    (2,282,219)      (259,209)
                                                    -----------    -----------      ---------

  Proceeds from mutual funds shares sold ........    18,949,866      8,026,092      1,358,441
  Cost of mutual fund shares sold ...............   (15,392,838)    (6,384,910)    (1,109,226)
                                                    -----------    -----------      ---------
    Realized gain (loss) on investments .........     3,557,028      1,641,182        249,215
  Change in unrealized gain (loss)
    on investments ..............................   (93,337,096)   (52,060,067)    (1,217,570)
                                                    -----------    -----------      ---------
    Net gain (loss) on investments ..............   (89,780,068)   (50,418,885)      (968,355)
                                                    -----------    -----------      ---------
  Reinvested capital gains ......................    32,107,536     29,222,978      2,645,596
                                                    -----------    -----------      ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   (60,776,258)   (23,478,126)     1,418,032
                                                    ===========    ===========      =========

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                          TOTAL                                 FidVIPEI
                                          ----------------------------------        ------------------------------
                                               2001                 2000                2001                2000
                                          ---------------      -------------        -----------        -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $     5,279,659          1,492,603            556,425            528,611
  Realized gain (loss) on investments..         6,838,180         11,949,432          2,220,577          3,255,605
  Change in unrealized gain (loss)
    on investments ....................      (216,937,294)      (147,383,880)       (16,616,891)        (3,898,603)
  Reinvested capital gains ............        77,619,273         54,488,768          5,861,284          8,265,251
                                          ---------------      -------------        -----------        -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................      (127,200,182)       (79,453,077)        (7,978,605)         8,150,864
                                          ---------------      -------------        -----------        -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       231,283,853        358,966,692          1,206,235          4,558,310
  Transfers between funds .............                 -                  -         (1,284,495)        (7,227,141)
  Redemptions .........................      (121,216,283)       (85,315,577)       (11,698,309)        (9,996,405)
  Annuity benefits ....................            (2,684)           (59,245)            (1,972)           (14,662)
  Annual contract maintenance charges
    (note 2) ..........................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ..........................        (2,386,843)        (2,071,743)          (188,457)          (201,881)
  Adjustments to maintain reserves ....          (106,098)           (40,192)           (20,555)            47,569
                                          ---------------      -------------        -----------        -----------
       Net equity transactions ........       107,571,945        271,479,935        (11,987,553)       (12,834,210)
                                          ---------------      -------------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..       (19,628,237)       192,026,858        (19,966,158)        (4,683,346)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     1,253,440,666      1,061,413,808        127,784,031        132,467,377
                                          ---------------      -------------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 1,233,812,429      1,253,440,666        107,817,873        127,784,031
                                          ===============      =============        ===========        ===========


CHANGES IN UNITS:
  Beginning units .....................        66,184,298         47,911,959          5,350,442          5,945,562
                                          ---------------      -------------        -----------        -----------
  Units purchased .....................        17,068,724         26,940,529             55,228            373,513
  Units redeemed ......................        (6,781,576)        (8,668,190)          (594,419)          (968,633)
                                          ---------------      -------------        -----------        -----------
  Ending units ........................        76,471,446         66,184,298          4,811,251          5,350,442
                                          ===============      =============        ===========        ===========


                                                         FidVIPOv                              NSATMyMkt
                                          ----------------------------------        ------------------------------
                                                 2001               2000               2001               2000
                                          ---------------      -------------        -----------        -----------
INVESTMENT ACTIVITY:
  Net investment income ...............           800,129             42,054            512,668            722,832
  Realized gain (loss) on investments..          (483,245)           658,178                  -                  -
  Change in unrealized gain (loss)
    on investments ....................        (6,809,383)        (9,069,614)                 -                  -
  Reinvested capital gains ............         1,648,896          2,471,671                  -                  -
                                          ---------------      -------------        -----------        -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................        (4,843,603)        (5,897,711)           512,668            722,832
                                          ---------------      -------------        -----------        -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           234,571          1,022,338          1,038,064          3,352,602
  Transfers between funds .............          (870,854)         1,404,007         17,533,115         (2,151,088)
  Redemptions .........................        (1,517,423)        (2,042,718)        (8,806,197)        (3,277,957)
  Annuity benefits ....................                 -            (15,038)                 -                  -
  Annual contract maintenance charges
    (note 2) ..........................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ..........................           (27,983)           (40,680)          (159,012)           (53,218)
  Adjustments to maintain reserves ....           (12,205)            15,902               (591)               448
                                          ---------------      -------------        -----------        -----------
       Net equity transactions ........        (2,193,894)           343,811          9,605,379         (2,129,213)
                                          ---------------      -------------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..        (7,037,497)        (5,553,900)        10,118,047         (1,406,381)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        22,687,521         28,241,421         18,075,431         19,481,812
                                          ---------------      -------------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD..        15,650,024         22,687,521         28,193,478         18,075,431
                                          ===============      =============        ===========        ===========


CHANGES IN UNITS:
  Beginning units .....................         1,416,869          1,418,346          1,409,976          1,590,431
                                          ---------------      -------------        -----------        -----------
  Units purchased .....................            17,542            203,076            979,193          1,217,107
  Units redeemed ......................          (178,599)          (204,553)          (238,312)        (1,397,562)
                                          ---------------      -------------        -----------        -----------
  Ending units ........................         1,255,812          1,416,869          2,150,857          1,409,976
                                          ===============      =============        ===========        ===========

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                 NSATTotRe                       OGBal
                                                     ---------------------------     ---------------------------
                                                         2001            2000            2001            2000
                                                     ------------    -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income .........................   $   (395,387)       (602,651)      2,406,365       3,156,985
  Realized gain (loss) on investments ...........     (3,130,590)      3,339,338       2,702,243       1,473,315
  Change in unrealized gain (loss)
    on investments ..............................     (9,391,881)    (36,856,161)    (16,016,524)     (4,130,699)
  Reinvested capital gains ......................      1,935,292      31,159,150         747,188         136,329
                                                    ------------     -----------     -----------     -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations ...............................    (10,982,566)     (2,960,324)    (10,160,728)        635,930
                                                    ------------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      1,500,805       4,937,557      15,134,794      35,299,932
  Transfers between funds .......................     (2,543,054)     (3,145,812)     (2,488,095)     (1,300,001)
  Redemptions ...................................     (7,058,950)     (7,174,234)    (19,501,596)    (13,977,973)
  Annuity benefits ..............................              -         (14,730)              -               -
  Annual contract maintenance charges
    (note 2) ....................................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ....................................       (114,510)       (155,697)       (387,026)       (358,181)
  Adjustments to maintain reserves ..............        (14,048)          8,670          (3,543)         13,879
                                                    ------------     -----------     -----------     -----------
       Net equity transactions ..................     (8,229,757)     (5,544,246)     (7,245,466)     19,677,656
                                                    ------------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    (19,212,323)     (8,504,570)    (17,406,194)     20,313,586
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................     84,017,445      92,522,015     203,670,320     183,356,734
                                                    ------------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD                $64,805,122      84,017,445     186,264,126     203,670,320
                                                    ============     ===========     ===========     ===========


CHANGES IN UNITS:
  Beginning units ...............................      3,689,323       3,934,051      10,316,643       9,319,175
                                                    ------------     -----------     -----------     -----------
  Units purchased ...............................         77,768         323,051         889,350       2,123,764
  Units redeemed ................................       (497,554)       (567,779)     (1,292,157)     (1,126,296)
                                                    ------------     -----------     -----------     -----------
  Ending units ..................................      3,269,537       3,689,323       9,913,836      10,316,643
                                                    ============     ===========     ===========     ===========


                                                               OGBond                          OGDivEq
                                                     ---------------------------     ---------------------------
                                                         2001            2000            2001            2000
                                                     ------------    -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income .........................      2,947,865       1,224,396        (446,965)       (207,394)
  Realized gain (loss) on investments ...........        228,474           1,538        (278,927)         (3,245)
  Change in unrealized gain (loss)
    on investments ..............................        630,616       1,468,219      (5,560,258)     (2,158,773)
  Reinvested capital gains ......................              -               -               -               -
                                                    ------------     -----------     -----------     -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations ...............................      3,806,955       2,694,153      (6,286,150)     (2,369,412)
                                                    ------------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     32,552,190      31,409,945      32,986,851      39,049,909
  Transfers between funds .......................     (2,738,956)       (603,045)      2,672,318         358,516
  Redemptions ...................................     (5,669,028)     (1,028,878)     (4,677,051)     (1,218,195)
  Annuity benefits ..............................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ....................................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ....................................       (105,845)        (23,620)       (114,390)        (40,038)
  Adjustments to maintain reserves ..............            504         (49,963)         (3,740)          3,360
                                                    ------------     -----------     -----------     -----------
       Net equity transactions ..................     24,038,865      29,704,439      30,863,988      38,153,552
                                                    ------------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     27,845,820      32,398,592      24,577,838      35,784,140
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................     37,691,054       5,292,462      42,496,627       6,712,487
                                                    ------------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD                 65,536,874      37,691,054      67,074,465      42,496,627
                                                    ============     ===========     ===========     ===========


CHANGES IN UNITS:
  Beginning units ...............................      3,393,492         527,722       4,257,854         634,909
                                                    ------------     -----------     -----------     -----------
  Units purchased ...............................      2,523,841       3,113,201       3,749,937       3,867,066
  Units redeemed ................................       (429,840)       (247,431)       (389,633)       (244,121)
                                                    ------------     -----------     -----------     -----------
  Ending units ..................................      5,487,493       3,393,492       7,618,158       4,257,854
                                                    ============     ===========     ===========     ===========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                             OGDivMidCap                         OGEqIx
                                                     ---------------------------     ---------------------------
                                                         2001            2000              2001            2000
                                                     -----------      ----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income .........................   $   (282,352)       (106,002)       (383,924)       (188,384)
  Realized gain (loss) on investments ...........        (49,226)          7,963         (97,909)          2,864
  Change in unrealized gain (loss)
    on investments ..............................     (4,244,376)      1,422,813     (12,775,697)    (10,215,891)
  Reinvested capital gains ......................      3,450,503         259,972               -       1,054,653
                                                     -----------      ----------     -----------     -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations ...............................     (1,125,451)      1,584,746     (13,257,530)     (9,346,758)
                                                     -----------      ----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     13,948,632      18,614,211      26,371,898      45,574,059
  Transfers between funds .......................       (958,907)       (301,942)      1,009,765       4,818,210
  Redemptions ...................................     (2,174,879)       (661,756)     (7,540,511)     (4,278,781)
  Annuity benefits ..............................              -               -               -         (14,815)
  Annual contract maintenance charges
    (note 2) ....................................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ....................................        (60,910)        (23,178)       (175,544)       (133,451)
  Adjustments to maintain reserves ..............         (9,192)       (128,722)         (8,196)         12,433
                                                     -----------      ----------     -----------     -----------
       Net equity transactions ..................     10,744,744      17,498,613      19,657,412      45,977,655
                                                     -----------      ----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      9,619,293      19,083,359       6,399,882      36,630,897
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................     21,880,537       2,797,178      90,689,512      54,058,615
                                                     -----------      ----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD                $31,499,830      21,880,537      97,089,394      90,689,512
                                                     ===========      ==========     ===========     ===========


CHANGES IN UNITS:
  Beginning units ...............................      1,704,014         256,836       7,735,534       4,127,917
                                                     -----------      ----------     -----------     -----------
  Units purchased ...............................      1,048,566       1,589,573       2,237,851       4,175,608
  Units redeemed ................................       (162,542)       (142,395)       (397,397)       (567,991)
                                                     -----------      ----------     -----------     -----------
  Ending units ..................................      2,590,038       1,704,014       9,575,988       7,735,534
                                                     ===========      ==========     ===========     ===========


                                                     ---------------------------     ---------------------------
                                                              OGGvtBd                         OGLgCapGr
                                                     ---------------------------     ---------------------------
                                                        2001            2000            2001            2000
                                                     -----------      ----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income .........................      5,209,989       3,776,164      (3,103,726)     (4,432,111)
  Realized gain (loss) on investments ...........        279,358          (6,296)      3,557,028       2,808,346
  Change in unrealized gain (loss)
    on investments ..............................        461,833       4,300,022     (93,337,096)    (93,530,216)
  Reinvested capital gains ......................              -               -      32,107,536       6,914,049
                                                     -----------      ----------     -----------     -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations ...............................      5,951,180       8,069,890     (60,776,258)    (88,239,932)
                                                     -----------      ----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     33,973,461      35,113,390      22,879,760      65,440,962
  Transfers between funds .......................      8,934,977      (6,369,045)    (10,166,129)      2,888,033
  Redemptions ...................................    (12,082,083)     (6,204,837)    (22,181,382)    (24,122,571)
  Annuity benefits ..............................           (712)              -               -               -
  Annual contract maintenance charges
    (note 2) ....................................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ....................................       (213,109)       (179,514)       (442,869)       (582,869)
  Adjustments to maintain reserves ..............         (9,176)          2,654          (9,364)         19,525
                                                     -----------      ----------     -----------     -----------
       Net equity transactions ..................     30,603,358      22,362,648      (9,919,984)     43,643,080
                                                     -----------      ----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     36,554,538      30,432,538     (70,696,242)    (44,596,852)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................     93,602,993      63,170,455     284,944,544     329,541,396
                                                     -----------      ----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD                130,157,531      93,602,993     214,248,302     284,944,544
                                                     ===========      ==========     ===========     ===========


CHANGES IN UNITS:
  Beginning units ...............................      6,585,647       4,913,504      11,461,571      10,080,320
                                                     -----------      ----------     -----------     -----------
  Units purchased ...............................      2,539,470       2,896,721       1,228,372       2,608,652
  Units redeemed ................................       (457,446)     (1,224,578)     (1,736,678)     (1,227,401)
                                                     -----------      ----------     -----------     -----------
  Ending units ..................................      8,667,671       6,585,647      10,953,265      11,461,571
                                                     ===========      ==========     ===========     ===========

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                      OGMidCapGr                        OGMidCapV
                                          ------------------------------      ----------------------------
                                               2001             2000             2001             2000
                                          -------------     ------------      -----------      -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $  (2,282,219)      (2,402,223)        (259,209)         (19,674)
  Realized gain (loss) on investments .       1,641,182          401,059          249,215           10,767
  Change in unrealized gain (loss)
    on investments ....................     (52,060,067)         150,683       (1,217,570)       5,134,340
  Reinvested capital gains ............      29,222,978        4,225,947        2,645,596            1,746
                                          -------------     ------------      -----------      -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................     (23,478,126)       2,375,466        1,418,032        5,127,179
                                          -------------     ------------      -----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      27,100,650       49,360,589       22,355,942       25,232,888
  Transfers between funds .............      (3,706,794)      12,380,823       (5,392,891)        (751,515)
  Redemptions .........................     (14,863,515)     (10,477,596)      (3,445,359)        (853,676)
  Annuity benefits ....................               -                -                -                -
  Annual contract maintenance charges
    (note 2) ..........................               -                -                -                -
  Contingent deferred sales charges
    (note 2) ..........................        (309,033)        (251,421)         (88,155)         (27,995)
  Adjustments to maintain reserves ....         (11,594)          20,044           (4,398)          (5,991)
                                          -------------     ------------      -----------      -----------
       Net equity transactions ........       8,209,714       51,032,439       13,425,139       23,593,711
                                          -------------     ------------      -----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (15,268,412)      53,407,905       14,843,171       28,720,890
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     193,140,882      139,732,977       32,759,769        4,038,879
                                          -------------     ------------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 177,872,470      193,140,882       47,602,940       32,759,769
                                          =============      ===========       ==========       ==========


CHANGES IN UNITS:
  Beginning units .....................       6,308,188        4,765,508        2,554,745          397,678
                                          -------------     ------------      -----------      -----------
  Units purchased .....................         393,992        2,077,160        1,327,614        2,372,037
  Units redeemed ......................        (113,892)        (534,480)        (293,107)        (214,970)
                                          -------------     ------------      -----------      -----------
  Ending units ........................       6,588,288        6,308,188        3,589,252        2,554,745
                                          =============     ============      ===========      ===========

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-C
                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2001 and 2000

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

        On August 17, 1994, the Company (Depositor) transferred to the Account, 97,500 shares of the One Group-Asset Allocation Fund, 500,000 shares of the One Group-Government Bond Fund, 300,000 shares of the One Group-Large Company Growth Fund and 2,500 shares of the One Group-Small Company Growth Fund, for which the Account was credited with 97,500 units of the One Group-Asset Allocation Fund, 500,000 units of the One Group-Government Bond Fund, 300,000 units of the One Group-Large Company Growth Fund and 2,500 units of the One Group-Small Company Growth Fund. These amounts represented the initial funding of the Account.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

        With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

           Portfolios of the Fidelity(R) Variable Insurance Products Fund
            (Fidelity(R) VIP);
             Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
              (FidVIPEI)
             Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)

           Funds of the Nationwide(R) Separate Account Trust (Nationwide(R)
           SAT) (managed for a fee by an affiliated investment advisor); Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt) Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)

           Funds of The One Group(R) Investment Trust (One Group(R) IT);
             One Group(R) IT - Balanced Portfolio (OGBal) (formerly One Group
              - Asset Allocation Fund)
             One Group(R) IT - Bond Portfolio (OGBond)
             One Group(R) IT - Diversified Equity Portfolio (OGDivEq)
             One Group(R) IT - Diversified Mid Cap Portfolio (OGDivMidCap) One Group(R) IT - Equity Index Portfolio (OGEqIx) (formerly One
                Group - Equity Index Fund)
             One Group(R) IT - Government Bond Portfolio (OGGvtBd)
                (formerly One Group - Government Bond Fund)
             One Group(R) IT - Large Cap Growth Portfolio (OGLgCapGr)
                (formerly One Group - Large Company Growth Fund))
             One Group(R) IT - Mid Cap Growth Portfolio (OGMidCapGr)
                (formerly One Group - Growth Opportunities Fund)
             One Group(R) IT - Mid Cap Value Portfolio (OGMidCapV)

    At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

    Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

    The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d) Federal Income Taxes

    Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

    The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

    Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The Company deducts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share- holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.

                                                             CONTRACT                      UNIT       CONTRACT      TOTAL
                                                          EXPENSE RATE(*)  UNITS       FAIR VALUE  OWNERS' EQUITY  RETURN(**)
                                                          ---------------  -----       ----------  --------------  ----------

    Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
          2001 ..........................................       1.30%     4,811,251   $ 22.365743   $ 107,607,203    -6.20%
          2000 ..........................................       1.30%     5,350,442     23.843779     127,574,757     7.02%
          1999 ..........................................       1.30%     5,945,562     22.280043     132,467,377     4.95%
          1998 ..........................................       1.30%     5,625,877     21.229680     119,435,568    10.18%
          1997 ..........................................       1.30%     4,493,557     19.268781      86,585,366    26.44%

    Fidelity(R) VIP - Overseas Portfolio: Initial Class
          2001 ..........................................       1.30%     1,255,812     12.369011      15,533,152   -22.20%
          2000 ..........................................       1.30%     1,416,870     15.898290      22,525,810   -20.16%
          1999 ..........................................       1.30%     1,418,346     19.911517      28,241,420    40.77%
          1998 ..........................................       1.30%     1,344,297     14.144224      19,014,038    11.29%
          1997 ..........................................       1.30%     1,187,469     12.709885      15,092,594    10.11%

    Nationwide(R) SAT - Money Market Fund Class I
          2001 ..........................................       1.30%     2,150,857     13.108020      28,193,477     2.25%
          2000 ..........................................       1.30%     1,409,975     12.819682      18,075,431     4.66%
          1999 ..........................................       1.30%     1,590,430     12.249399      19,481,812     3.49%
          1998 ..........................................       1.30%       822,056     11.836880       9,730,578     3.90%
          1997 ..........................................       1.30%       772,447     11.392164       8,799,843     3.89%

    Nationwide(R) SAT - Total Return Fund Class I
          2001 ..........................................       1.30%     3,269,537     19.774203      64,652,488   -12.97%
          2000 ..........................................       1.30%     3,689,323     22.721959      83,828,646    -3.39%
          1999 ..........................................       1.30%     3,934,051     23.518255      92,522,015     5.55%
          1998 ..........................................       1.30%     3,589,203     22.281011      79,971,072    16.54%
          1997 ..........................................       1.30%     2,746,188     19.118736      52,503,643    27.75%

    One Group(R) Balanced Portfolio
          2001 ..........................................       1.30%     9,913,836     18.788301     186,264,135    -4.83%
          2000 ..........................................       1.30%    10,316,643     19.741918     203,670,320     0.34%
          1999 ..........................................       1.30%     9,319,175     19.675211     183,356,734     6.79%
          1998 ..........................................       1.30%     5,490,245     18.423578     101,149,957    17.54%
          1997 ..........................................       1.30%     2,502,183     15.674014      39,219,251    21.31%
       Initial Deposit Funding
          1998 ..........................................          -         97,500     19.509120       1,902,139    19.09%
          1997 ..........................................          -         97,500     16.381936       1,597,239    22.90%

    One Group(R) Bond Portfolio
          2001 ..........................................       1.30%     5,487,493     11.942953      65,536,871     7.53%
          2000 ..........................................       1.30%     3,393,492     11.106864      37,691,054    10.75%
          1999 ..........................................       1.30%       527,721     10.028902       5,292,462     0.29% 9/1/99

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                 CONTRACT                      UNIT             CONTRACT          TOTAL
                                              EXPENSE RATE(*)      UNITS    FAIR VALUE      OWNERS' EQUITY       RETURN(**)
                                              ---------------      -----    ----------      --------------       ----------

One Group(R) Diversified Equity Portfolio
     2001 ....................................     1.30%        7,618,158      8.804552        67,074,468        -11.78%
     2000 ....................................     1.30%        4,257,854      9.980762        42,496,627         -5.60%
     1999 ....................................     1.30%          634,909     10.572360         6,712,487          5.72%  9/1/99

One Group(R) Diversified Mid Cap Portfolio
     2001 ....................................     1.30%        2,590,038     12.161916        31,499,825         -5.29%
     2000 ....................................     1.30%        1,704,013     12.840593        21,880,537         17.90%
     1999 ....................................     1.30%          256,836     10.890908         2,797,177          8.91%  9/1/99

One Group(R) Equity Index Portfolio
     2001 ....................................     1.30%        9,575,988     10.123309        96,940,686        -13.48%
     2000 ....................................     1.30%        7,735,534     11.701041        90,513,800        -10.65%
     1999 ....................................     1.30%        4,127,917     13.095858        54,058,615         19.54%
     1998 ....................................     1.30%          998,546     10.955610        10,939,681          9.56%  5/1/98
   Initial Deposit Funding
     1998 ....................................        -           250,000     11.051791         2,762,948         10.52%  5/1/98

One Group(R) Government Bond Portfolio
     2001 ....................................     1.30%        8,667,671     15.016436       130,157,527          5.65%
     2000                                          1.30%        6,585,647     14.213181        93,602,993         10.55%
     1999 ....................................     1.30%        4,913,504     12.856498        63,170,454         -2.60%
     1998 ....................................     1.30%        2,670,734     13.199019        35,251,069          5.93%
     1997 ....................................     1.30%        1,274,004     12.460216        15,874,365          8.24%
   Initial Deposit Funding
     1998 ....................................        -           500,000     13.977022         6,988,511          7.32%
     1997 ....................................        -           500,000     13.023184         6,511,592          9.67%

One Group(R) Large Cap Growth Portfolio
     2001 ....................................     1.30%       10,953,265     19.560223       214,248,306        -21.32%
     2000 ....................................     1.30%       11,461,570     24.860865       284,944,544        -23.95%
     1999 ....................................     1.30%       10,080,320     32.691561       329,541,396         27.59%
     1998 ....................................     1.30%        7,573,274     25.623274       194,052,075         39.43%
     1997 ....................................     1.30%        5,120,453     18.376907        94,098,089         30.22%
   Initial Deposit Funding
     1998 ....................................        -           300,000     27.132525         8,139,758         41.27%
     1997 ....................................        -           300,000     19.206744         5,762,023         31.93%

One Group(R) Mid Cap Growth Portfolio
     2001 ....................................     1.30%        6,588,288     26.998285       177,872,477        -11.82%
     2000 ....................................     1.30%        6,308,189     30.617485       193,140,882          4.42%
     1999 ....................................     1.30%        4,765,508     29.321738       139,732,977         23.79%
     1998 ....................................     1.30%        3,909,581     23.685874        92,601,843         37.02%
     1997 ....................................     1.30%        2,937,108     17.286833        50,773,295         28.12%

                                                    CONTRACT                      UNIT              CONTRACT     TOTAL
                                                  EXPENSE RATE(*)     UNITS     FAIR VALUE      OWNERS' EQUITY  RETURN(**)
                                                  ---------------     -----     ----------      --------------  ----------
      Initial Deposit Funding
         1998 ....................................       -             2,500     25.081612            62,704    38.82%
         1997 ....................................       -             2,500     18.067840            45,170    29.81%

   One Group(R) Mid Cap Value Portfolio
         2001 ....................................    1.30%        3,589,252     13.262635        47,602,939     3.43%
         2000 ....................................    1.30%        2,554,744     12.823112        32,759,768    26.26%
         1999 ....................................    1.30%          397,678     10.156152         4,038,878     1.56%  9/1/99
                                                                                             ---------------
   2001 Reserves for annuity contracts in payout phase:
      Non-tax qualified...................................................................           628,875
                                                                                             ---------------
   2001 Contract owners' equity ..........................................................   $ 1,233,812,429
                                                                                             ===============


   2000 Reserves for annuity contracts in payout phase:
      Non-tax qualified...................................................................           735,494
                                                                                             ---------------
   2000 Contract owners' equity ..........................................................   $ 1,253,440,666
                                                                                             ===============


   1999 Contract owners' equity...........................................................   $ 1,061,413,808
                                                                                             ===============


   1998 Contract owners' equity...........................................................   $   682,001,942
                                                                                             ===============


   1997 Contract owners' equity...........................................................   $   376,862,470
                                                                                             ===============


(*) This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VA Separate Account-C:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002



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


NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220      Bulk Rate
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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company